Fee and Commission Income and Expense (Tables)	12 Months Ended
Dec. 31, 2018
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Services Rendered by the Bank and Its Subsidiaries and Correspond

This item comprises the financial income for the year corresponding to remunerations generated by the services rendered by the Bank and its subsidiaries and corresponds to the following items:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	5,292	3,306	4,911
Fees and commissions from guarantees and letters of credit	15,317	14,776	13,562
Fees and commissions from card services	72,932	63,388	52,775
Fees and commissions from accounts management	11,512	12,024	10,171
Fees and commissions from collections and payments	20,359	25,359	24,813
Fees and commissions from brokerage and securities management	10,966	13,183	9,454
Fees and commissions from asset management	24,718	25,965	23,614
Compensation for insurance brokerage	36,693	26,096	21,477
Investment banking and advisory fees	19,403	8,162	8,951
Fees and commissions from student loans ceded	5,300	4,680	3,354
Commissions on loan transactions	651	2,560	2,572
Commissions for mortgage loans	1,486	1,112	1,023
Other fees from services rendered	10,982	12,088	12,768
Other commissions earned	2,345	3,721	4,356

Totals	237,956	216,420	193,801

Summary of Expenses for Commissions Accrued in the Year for the Operations

This item includes expenses for commissions accrued during the year from operations, and corresponds to the following items:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Compensation for cards transactions	(35,676)	(23,439)	(29,376)
Fees and commissions for securities transactions	(2,963)	(4,855)	(3,328)
Commissions paid for foreign trade transactions	(2,550)	(2,449)	(1,348)
Commissions paid for customer loyalty program benefits	(2,607)	(1,439)	(1,309)
Commissions paid for services to customers management	(3,455)	(3,157)	(3,232)
Other commissions paid	(4,576)	(3,510)	(4,412)

Totals	(51,827)	(38,849)	(43,005)

The Income and Expenses for Commissions Generated by the Segment
c.	Below are the income and expenses for commissions generated by segment and the revenue recognition calendar for ordinary activities, for the year ended December 31, 2018 according to IFRS 15.

	Segments			Revenue recognition calendar for ordinary activities
	Chile	Colombia	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Fees and commissions from lines of credits and overdrafts	5,180	112	5,292	5,292	—	—
Fees and commissions from guarantees and letters of credit	12,267	3,050	15,317	12,267	3,050	—
Fees and commissions from card services	47,238	25,694	72,932	—	72,932	—
Fees and commissions from accounts management	8,471	3,041	11,512	—	11,512	—
Fees and commissions from collections and payments	12,834	7,525	20,359	—	9,560	10,799
Fees and commissions from brokerage and securities management	6,212	4,754	10,966	—	10,966	—
Fees and commissions from asset management	15,417	9,301	24,718	—	24,718	—
Compensation for insurance brokerage	36,693	—	36,693	—	—	36,693
Investment banking and advisory fees	19,403	—	19,403	—	19,403	—
Fees and commissions from student loans ceded	5,300	—	5,300	—	5,300	—
Commissions on loan transactions	651	—	651	—	651	—
Commissions for mortgage loans	1,486	—	1,486	—	1,486	—
Other commissions earned	2,767	10,560	13,327	—	13,327	—

Totals	173,919	64,037	237,956	17,559	172,905	47,492

	Segments			Revenue recognition calendar for ordinary activities
	Chile	Colombia	Total	Transferred over time	Transferred at a point in time	Accrual model
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Compensation for cards transactions	(11,734)	(23,942)	(35,676)	—	(35,676)	—
Fees and commissions for securities transactions	(1,744)	(1,219)	(2,963)	—	(2,963)	—
Commissions paid for foreign trade transactions	(2,550)	—	(2,550)	—	(2,550)	—
Commissions paid for customer loyalty program benefits	—	(2,607)	(2,607)	—	(2,607)	—
Commissions paid for services to customers management	—	(3,455)	(3,455)	—	(3,455)	—
Other commissions paid	(3,805)	(771)	(4,576)	—	(4,576)	—

Totals	(19,833)	(31,994)	(51,827)	—	(51,827)	—